Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies
20.	Contingencies
On March 4, 2020, a putative class action was filed in the United States District Court of Oregon (the “Federal Action”) against the Company, certain officers and directors of the Company, among others. The complaint alleges that the Form
F-1
registration statement, initially filed with the Securities and Exchange Commission on October 28, 2019, contained material misstatements and omissions in violation of federal securities laws. On March 6, 2020, another putative class action, making substantially similar allegations, was filed in New York County Supreme Court (the “State Action”) against the Company and certain officers and directors of the Company. On June 1, 2020, the Company filed a motion to stay all proceedings in the State Action pending adjudication of the Federal Action, which was granted on July 21, 2020. Subsequently, the Federal Action was transferred to the U.S. District Court for the Southern District of New York (the “Court”) on September 2, 2020. On October 7, 2020, lead plaintiffs in the Federal Action filed an amended complaint asserting claims under Section 11 of the Securities Act and Sections 10(b) and 20(a) of the Exchange Act for that the registration statement failed to disclose three alleged related party transactions. On December 7, 2020, the Company filed a motion to dismiss the amended complaint in the Federal Action. On July 8, 2021, the Court dismissed the first amended complaint but allowed plaintiffs to file a second amended complaint by August 6, 2021. On August 6, 2021, plaintiffs filed a letter motion for leave to file a second amended complaint. On August 27, 2021, the Company filed a letter response to oppose plaintiffs’ August 6, 2021 letter motion and to seek a final judgment dismissing the Federal Action to be entered. On March 31, 2022, plaintiffs’ motion for leave to file a second amended complaint has been denied as futile, and plaintiffs’ claims have been hereby dismissed with prejudice, and the Court has closed the motion. As of the date of this annual report, we are waiting to see whether plaintiffs will appeal the Court’s decision within 30 days of entry of judgment.
On April 15, 2021, a new putative class action was filed in the United States District Court for the Southern District of New York against the Company and certain officers of the Company. The complaint alleges that the Company’s press release issued in February 2021 about increased visibility into revenue and the size and quality of orders the Company was receiving were materially false and misleading. Plaintiff claims that the truth about the Company’s revenue was revealed in April 2021, when the Company announced its latest financial results. On December 14, 2021, the Court so-ordered this stipulation. On February 7, 2022, lead plaintiffs filed an amended complaint asserting the same claims under Sections 10(b) and 20(a) of the Exchange Act against the same set of defendants. The amended complaint alleges the Company’s November 30, 2020 and February 10, 2021 press releases and the April 9, 2021 interview of the Company’s chief executive officer in an article published by Decrypt contained false and misleading statements regarding the pre-sale orders the Company had received and the Company’s ability to secure sufficient chip supply to meet the increasing demand for mining machines. ,On April 8, 2022, the Company filed a motion to dismiss the amended complaint.
The management of the Company believes that there are defenses to one or more of the claims asserted in the lawsuits. The management of the Company has engaged counsel with the intention to vigorously defend these lawsuits. At the date of issue of the consolidated financial statements, the Company is unable to predict the outcome of these lawsuits, or reasonably estimate a range of possible losses, if any, given the early stage of these lawsuits. Therefore, no contingent liabilities have been recorded by the Company as of December 31, 2021 in respect of these lawsuits.
Also, the Company is and, from time to time, may in the future become, involved in other legal proceedings in the ordinary course of business. The Company currently believes that the outcome of any of these existing legal proceedings, either individually or in the aggregate, will not have a material impact on the operating results, financial condition or cash flows of the Company. With respect to existing legal proceedings, the Company has either determined that the existence of a material loss is not reasonably possible or that it is unable to estimate a reasonably possible loss or range of loss. The Company may incur substantial legal fees, which are expensed as incurred, in defending against these legal proceedings.